Notes Receivable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes Receivable (Textual)
Note receivable	$ 1,384,346	$ 1,334,852
Note receivable maturity date	Dec. 31, 2018	Dec. 31, 2018
Note receivable bears interest rate	12.00%	12.00%
Note interest bearing term	2 years	2 years